SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
May 31, 2025
Disclosure Of Detailed Information About Supplemental Cash Flow Information [Abstract]
Disclosure of Detailed Information About Supplemental Cash Flow Information [Table Text Block]
	May 31, 2025 $	May 31, 2024 $
Other receivables	23,853	136,629
Deposits and prepaid expenses	(820,478)	50,870
Trade payables and other current liabilities	(33,513)	116,143
Project contributions payable	464	464
Net change in non-cash working capital balances	(829,674)	304,106